Borrowings - Operational borrowings (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Operational borrowings attributable to shareholder-financed operations
Borrowings
Borrowings	£ 1,618	£ 1,791
Borrowings in respect of short-term fixed income securities programmes
Borrowings
Borrowings	1,209	1,085
Commercial Paper
Borrowings
Borrowings	909	485
Medium Term Notes 2018
Borrowings
Borrowings	300	600
Total other borrowings
Borrowings
Borrowings	£ 409	£ 706